Income Taxes (Details 2) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Accrued expense	₩ 634	₩ 345
Allowance for doubtful	1,150	1,179
Investments in subsidiaries and equity method investees		77
Depreciation and amortization	218	1,228
Deferred revenue	247	487
Net operation loss carryforwards	14,892	14,157
Foreign tax credit carryforwards	9,401	10,078
Tax credit carryforwards for research and human resource development	3,659	3,533
Tax credit carryforwards for social insurance for employment increase	70	70
Others	89	91
Total deferred tax assets	30,360	31,245
Less valuation allowance	(30,327)	(31,146)	₩ (30,902)	₩ (24,352)
Deferred Tax Assets, Net of Valuation Allowance, Total	33	99
Deferred tax liabilities
Accrued income	33	23
Investments in subsidiaries and equity method investees		76
Total deferred tax liabilities	33	99
Net deferred tax assets (liabilities)	0	0
Current portion of deferred income tax assets	0	0
Non-current deferred income tax assets	₩ 0	₩ 0